Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000206057 | Equity index futures
Holdings [Line Items]
Percent of Net Long Exposure	15.00%
Percent of Net Short Exposure	0.00%
C000206057 | Stocks
Holdings [Line Items]
Percent of Net Long Exposure	58.00%
Percent of Net Short Exposure	57.00%
C000206057 | Commodity futures
Holdings [Line Items]
Percent of Net Long Exposure	15.00%
Percent of Net Short Exposure	21.00%
C000206057 | Currency forwards
Holdings [Line Items]
Percent of Net Long Exposure	61.00%
Percent of Net Short Exposure	89.00%
C000206057 | Bond futures
Holdings [Line Items]
Percent of Net Long Exposure	27.00%
Percent of Net Short Exposure	68.00%
C000206058 | Equity index futures
Holdings [Line Items]
Percent of Net Long Exposure	15.00%
Percent of Net Short Exposure	0.00%
C000206058 | Stocks
Holdings [Line Items]
Percent of Net Long Exposure	58.00%
Percent of Net Short Exposure	57.00%
C000206058 | Commodity futures
Holdings [Line Items]
Percent of Net Long Exposure	15.00%
Percent of Net Short Exposure	21.00%
C000206058 | Currency forwards
Holdings [Line Items]
Percent of Net Long Exposure	61.00%
Percent of Net Short Exposure	89.00%
C000206058 | Bond futures
Holdings [Line Items]
Percent of Net Long Exposure	27.00%
Percent of Net Short Exposure	68.00%
C000020271 | FR_13013JAX4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020271 | FR_672325ZV2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020271 | FR_13077C4K7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020271 | FR_13013JAR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020271 | FR_13013JBL9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020271 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020271 | FR_13063DU22
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020271 | FR_544445EV7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020271 | FR_31350ADA3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020271 | FR_13013JDD5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020271 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020271 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000020271 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000020271 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000020271 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020271 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020271 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	16.70%
C000020271 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	32.20%
C000020271 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	25.60%
C000020271 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	23.60%
C000020271 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020271 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020269 | FR_13013JAX4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020269 | FR_672325ZV2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020269 | FR_13077C4K7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020269 | FR_13013JAR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020269 | FR_13013JBL9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020269 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020269 | FR_13063DU22
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020269 | FR_544445EV7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020269 | FR_31350ADA3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020269 | FR_13013JDD5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020269 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020269 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000020269 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000020269 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000020269 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020269 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020269 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	16.70%
C000020269 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	32.20%
C000020269 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	25.60%
C000020269 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	23.60%
C000020269 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020269 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020270 | FR_13013JAX4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020270 | FR_672325ZV2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020270 | FR_13077C4K7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020270 | FR_13013JAR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020270 | FR_13013JBL9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020270 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020270 | FR_13063DU22
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020270 | FR_544445EV7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020270 | FR_31350ADA3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020270 | FR_13013JDD5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020270 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020270 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000020270 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000020270 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000020270 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000020270 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020270 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	16.70%
C000020270 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	32.20%
C000020270 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	25.60%
C000020270 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	23.60%
C000020270 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020270 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000150654 | FR_13013JAX4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150654 | FR_672325ZV2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150654 | FR_13077C4K7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150654 | FR_13013JAR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150654 | FR_13013JBL9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150654 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150654 | FR_13063DU22
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150654 | FR_544445EV7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150654 | FR_31350ADA3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150654 | FR_13013JDD5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150654 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150654 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000150654 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000150654 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000150654 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000150654 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000150654 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	16.70%
C000150654 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	32.20%
C000150654 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	25.60%
C000150654 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	23.60%
C000150654 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	1.70%
C000150654 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020275 | FR_797683KJ7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020275 | FR_13032UKD9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020275 | FR_13063C5D8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020275 | FR_13032UNG9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020275 | FR_13048VF37
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020275 | FR_13063D5S3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020275 | FR_542433ZC4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020275 | FR_768903BL9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020275 | FR_801155RR5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020275 | FR_544532MW1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020275 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020275 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000020275 | A/A
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000020275 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000020275 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020275 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000020275 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	10.50%
C000020275 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	15.30%
C000020275 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020275 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	11.60%
C000020275 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	14.80%
C000020275 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	39.30%
C000020275 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020272 | FR_797683KJ7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020272 | FR_13032UKD9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020272 | FR_13063C5D8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020272 | FR_13032UNG9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020272 | FR_13048VF37
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020272 | FR_13063D5S3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020272 | FR_542433ZC4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020272 | FR_768903BL9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020272 | FR_801155RR5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020272 | FR_544532MW1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020272 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020272 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000020272 | A/A
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000020272 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000020272 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020272 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000020272 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	10.50%
C000020272 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	15.30%
C000020272 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020272 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	11.60%
C000020272 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	14.80%
C000020272 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	39.30%
C000020272 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020274 | FR_797683KJ7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020274 | FR_13032UKD9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020274 | FR_13063C5D8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020274 | FR_13032UNG9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020274 | FR_13048VF37
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020274 | FR_13063D5S3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020274 | FR_542433ZC4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020274 | FR_768903BL9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020274 | FR_801155RR5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020274 | FR_544532MW1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020274 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020274 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000020274 | A/A
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000020274 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000020274 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020274 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000020274 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	10.50%
C000020274 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	15.30%
C000020274 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020274 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	11.60%
C000020274 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	14.80%
C000020274 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	39.30%
C000020274 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.80%
C000150655 | FR_797683KJ7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150655 | FR_13032UKD9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150655 | FR_13063C5D8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150655 | FR_13032UNG9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150655 | FR_13048VF37
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150655 | FR_13063D5S3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150655 | FR_542433ZC4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150655 | FR_768903BL9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150655 | FR_801155RR5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150655 | FR_544532MW1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150655 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000150655 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000150655 | A/A
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000150655 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000150655 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150655 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000150655 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	10.50%
C000150655 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	15.30%
C000150655 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000150655 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	11.60%
C000150655 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	14.80%
C000150655 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	39.30%
C000150655 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.80%
C000122979 | FR_88034YXG0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122979 | FR_95345PAC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122979 | FR_882667AN8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122979 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122979 | FR_45470ECS2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122979 | FR_424685BA2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122979 | FR_928097AC8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122979 | FR_67759YAQ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122979 | FR_544525YN2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122979 | FR_64990GMH2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122979 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122979 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000122979 | A/A
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000122979 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000122979 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000122979 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000122979 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122979 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000122979 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	18.60%
C000122979 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	7.80%
C000122979 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122979 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	7.40%
C000122979 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	15.70%
C000122979 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	40.70%
C000122979 | 30+ years
Holdings [Line Items]
Percent of Total Investments	7.50%
C000122981 | FR_88034YXG0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122981 | FR_95345PAC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122981 | FR_882667AN8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122981 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122981 | FR_45470ECS2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122981 | FR_424685BA2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122981 | FR_928097AC8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122981 | FR_67759YAQ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122981 | FR_544525YN2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122981 | FR_64990GMH2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122981 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122981 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000122981 | A/A
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000122981 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000122981 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000122981 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000122981 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122981 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000122981 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	18.60%
C000122981 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	7.80%
C000122981 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122981 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	7.40%
C000122981 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	15.70%
C000122981 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	40.70%
C000122981 | 30+ years
Holdings [Line Items]
Percent of Total Investments	7.50%
C000122982 | FR_88034YXG0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122982 | FR_95345PAC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122982 | FR_882667AN8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122982 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122982 | FR_45470ECS2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122982 | FR_424685BA2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122982 | FR_928097AC8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122982 | FR_67759YAQ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122982 | FR_544525YN2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122982 | FR_64990GMH2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122982 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122982 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000122982 | A/A
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000122982 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000122982 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000122982 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000122982 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122982 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000122982 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	18.60%
C000122982 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	7.80%
C000122982 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122982 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	7.40%
C000122982 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	15.70%
C000122982 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	40.70%
C000122982 | 30+ years
Holdings [Line Items]
Percent of Total Investments	7.50%
C000205252 | FR_88034YXG0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205252 | FR_95345PAC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205252 | FR_882667AN8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205252 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205252 | FR_45470ECS2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205252 | FR_424685BA2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205252 | FR_928097AC8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205252 | FR_67759YAQ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205252 | FR_544525YN2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205252 | FR_64990GMH2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205252 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205252 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000205252 | A/A
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000205252 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000205252 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000205252 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000205252 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205252 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205252 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	18.60%
C000205252 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	7.80%
C000205252 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205252 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	7.40%
C000205252 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	15.70%
C000205252 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	40.70%
C000205252 | 30+ years
Holdings [Line Items]
Percent of Total Investments	7.50%
C000122980 | FR_88034YXG0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122980 | FR_95345PAC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122980 | FR_882667AN8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122980 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122980 | FR_45470ECS2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122980 | FR_424685BA2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122980 | FR_928097AC8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122980 | FR_67759YAQ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122980 | FR_544525YN2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122980 | FR_64990GMH2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122980 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122980 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000122980 | A/A
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000122980 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000122980 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000122980 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000122980 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122980 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000122980 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	18.60%
C000122980 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	7.80%
C000122980 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122980 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	7.40%
C000122980 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	15.70%
C000122980 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	40.70%
C000122980 | 30+ years
Holdings [Line Items]
Percent of Total Investments	7.50%
C000064977 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064977 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064977 | FR_59259Y6F1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064977 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064977 | FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064977 | FR_184346BQ6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064977 | FR_592247GA2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064977 | FR_649451CU3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064977 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064977 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064977 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064977 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000064977 | A/A
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000064977 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000064977 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064977 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064977 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064977 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.00%
C000064977 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	26.20%
C000064977 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	19.20%
C000064977 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	26.50%
C000064977 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.50%
C000064977 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064977 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000053352 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053352 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053352 | FR_59259Y6F1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053352 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053352 | FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053352 | FR_184346BQ6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053352 | FR_592247GA2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053352 | FR_649451CU3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053352 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053352 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053352 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053352 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000053352 | A/A
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000053352 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000053352 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053352 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000053352 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000053352 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.00%
C000053352 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	26.20%
C000053352 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	19.20%
C000053352 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	26.50%
C000053352 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.50%
C000053352 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053352 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000053353 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053353 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053353 | FR_59259Y6F1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053353 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053353 | FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053353 | FR_184346BQ6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053353 | FR_592247GA2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053353 | FR_649451CU3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053353 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053353 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053353 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053353 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000053353 | A/A
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000053353 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000053353 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053353 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000053353 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000053353 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.00%
C000053353 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	26.20%
C000053353 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	19.20%
C000053353 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	26.50%
C000053353 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.50%
C000053353 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053353 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205243 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205243 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205243 | FR_59259Y6F1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205243 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205243 | FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205243 | FR_184346BQ6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205243 | FR_592247GA2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205243 | FR_649451CU3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205243 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205243 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205243 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205243 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000205243 | A/A
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000205243 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000205243 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205243 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205243 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205243 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.00%
C000205243 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	26.20%
C000205243 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	19.20%
C000205243 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	26.50%
C000205243 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.50%
C000205243 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205243 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064976 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064976 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064976 | FR_59259Y6F1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064976 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064976 | FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064976 | FR_184346BQ6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064976 | FR_592247GA2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064976 | FR_649451CU3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064976 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064976 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064976 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064976 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000064976 | A/A
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000064976 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000064976 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064976 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064976 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064976 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.00%
C000064976 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	26.20%
C000064976 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	19.20%
C000064976 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	26.50%
C000064976 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.50%
C000064976 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064976 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020283 | FR_604140XW8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020283 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020283 | FR_60416TXX1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020283 | FR_60416JDA5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020283 | FR_26444CHD7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020283 | FR_751622XR7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020283 | FR_778102U76
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020283 | FR_345893AA9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020283 | FR_425507FV7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020283 | FR_78916VDS6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020283 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000020283 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000020283 | A/A
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000020283 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000020283 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020283 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020283 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020283 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.40%
C000020283 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	26.90%
C000020283 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020283 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	17.10%
C000020283 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	17.80%
C000020283 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	12.30%
C000020283 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.70%
C000020281 | FR_604140XW8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020281 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020281 | FR_60416TXX1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020281 | FR_60416JDA5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020281 | FR_26444CHD7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020281 | FR_751622XR7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020281 | FR_778102U76
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020281 | FR_345893AA9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020281 | FR_425507FV7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020281 | FR_78916VDS6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020281 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000020281 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000020281 | A/A
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000020281 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000020281 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020281 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020281 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020281 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.40%
C000020281 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	26.90%
C000020281 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020281 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	17.10%
C000020281 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	17.80%
C000020281 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	12.30%
C000020281 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.70%
C000020279 | FR_604140XW8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020279 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020279 | FR_60416TXX1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020279 | FR_60416JDA5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020279 | FR_26444CHD7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020279 | FR_751622XR7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020279 | FR_778102U76
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020279 | FR_345893AA9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020279 | FR_425507FV7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020279 | FR_78916VDS6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020279 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000020279 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000020279 | A/A
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000020279 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000020279 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020279 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020279 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020279 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.40%
C000020279 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	26.90%
C000020279 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020279 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	17.10%
C000020279 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	17.80%
C000020279 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	12.30%
C000020279 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176497 | FR_604140XW8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176497 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176497 | FR_60416TXX1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176497 | FR_60416JDA5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176497 | FR_26444CHD7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176497 | FR_751622XR7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176497 | FR_778102U76
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176497 | FR_345893AA9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176497 | FR_425507FV7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176497 | FR_78916VDS6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176497 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000176497 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000176497 | A/A
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000176497 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000176497 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176497 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176497 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176497 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.40%
C000176497 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	26.90%
C000176497 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	11.80%
C000176497 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	17.10%
C000176497 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	17.80%
C000176497 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	12.30%
C000176497 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.70%
C000020296 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020296 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020296 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020296 | FR_64966SBA3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020296 | FR_79766DGF0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020296 | FR_837151U31
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020296 | FR_45204FTA3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020296 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020296 | FR_880397BW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020296 | FR_74440DCC6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020296 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020296 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000020296 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000020296 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000020296 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020296 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020296 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	12.40%
C000020296 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000020296 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	14.30%
C000020296 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	17.00%
C000020296 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000020296 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	22.70%
C000020296 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020293 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020293 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020293 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020293 | FR_64966SBA3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020293 | FR_79766DGF0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020293 | FR_837151U31
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020293 | FR_45204FTA3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020293 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020293 | FR_880397BW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020293 | FR_74440DCC6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020293 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020293 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000020293 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000020293 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000020293 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020293 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020293 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	12.40%
C000020293 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000020293 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	14.30%
C000020293 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	17.00%
C000020293 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000020293 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	22.70%
C000020293 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020295 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020295 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020295 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020295 | FR_64966SBA3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020295 | FR_79766DGF0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020295 | FR_837151U31
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020295 | FR_45204FTA3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020295 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020295 | FR_880397BW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020295 | FR_74440DCC6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020295 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000020295 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000020295 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000020295 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000020295 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020295 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020295 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	12.40%
C000020295 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000020295 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	14.30%
C000020295 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	17.00%
C000020295 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000020295 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	22.70%
C000020295 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205244 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205244 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205244 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205244 | FR_64966SBA3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205244 | FR_79766DGF0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205244 | FR_837151U31
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205244 | FR_45204FTA3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205244 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205244 | FR_880397BW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205244 | FR_74440DCC6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205244 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000205244 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000205244 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000205244 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000205244 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205244 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205244 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	12.40%
C000205244 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000205244 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	14.30%
C000205244 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	17.00%
C000205244 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000205244 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	22.70%
C000205244 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000064978 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064978 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064978 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064978 | FR_64966SBA3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064978 | FR_79766DGF0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064978 | FR_837151U31
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064978 | FR_45204FTA3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064978 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064978 | FR_880397BW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064978 | FR_74440DCC6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064978 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000064978 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000064978 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000064978 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000064978 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064978 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064978 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	12.40%
C000064978 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000064978 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	14.30%
C000064978 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	17.00%
C000064978 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000064978 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	22.70%
C000064978 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000218258 | FR_9151832C0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218258 | FR_89602HEQ6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218258 | FR_70275QAB9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218258 | FR_167664ZS3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218258 | FR_494782KB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218258 | FR_45204FLG8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218258 | FR_514045W66
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218258 | FR_57430YCA1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218258 | FR_84553AAK8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218258 | FR_2510936E5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218258 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218258 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000218258 | A/A
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000218258 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000218258 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218258 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218258 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218258 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.20%
C000218258 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	18.80%
C000218258 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	15.50%
C000218258 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	18.90%
C000218258 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	12.90%
C000218258 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	22.70%
C000218260 | FR_9151832C0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218260 | FR_89602HEQ6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218260 | FR_70275QAB9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218260 | FR_167664ZS3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218260 | FR_494782KB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218260 | FR_45204FLG8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218260 | FR_514045W66
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218260 | FR_57430YCA1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218260 | FR_84553AAK8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218260 | FR_2510936E5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218260 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218260 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000218260 | A/A
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000218260 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000218260 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218260 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218260 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218260 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.20%
C000218260 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	18.80%
C000218260 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	15.50%
C000218260 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	18.90%
C000218260 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	12.90%
C000218260 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	22.70%
C000218261 | FR_9151832C0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218261 | FR_89602HEQ6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218261 | FR_70275QAB9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218261 | FR_167664ZS3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218261 | FR_494782KB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218261 | FR_45204FLG8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218261 | FR_514045W66
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218261 | FR_57430YCA1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218261 | FR_84553AAK8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218261 | FR_2510936E5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218261 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218261 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000218261 | A/A
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000218261 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000218261 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218261 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218261 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218261 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.20%
C000218261 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	18.80%
C000218261 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	15.50%
C000218261 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	18.90%
C000218261 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	12.90%
C000218261 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	22.70%
C000218262 | FR_9151832C0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218262 | FR_89602HEQ6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218262 | FR_70275QAB9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218262 | FR_167664ZS3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218262 | FR_494782KB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218262 | FR_45204FLG8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218262 | FR_514045W66
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218262 | FR_57430YCA1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218262 | FR_84553AAK8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218262 | FR_2510936E5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218262 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218262 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000218262 | A/A
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000218262 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000218262 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218262 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218262 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218262 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.20%
C000218262 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	18.80%
C000218262 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	15.50%
C000218262 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	18.90%
C000218262 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	12.90%
C000218262 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	22.70%
C000218259 | FR_9151832C0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218259 | FR_89602HEQ6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218259 | FR_70275QAB9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218259 | FR_167664ZS3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218259 | FR_494782KB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218259 | FR_45204FLG8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218259 | FR_514045W66
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218259 | FR_57430YCA1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218259 | FR_84553AAK8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218259 | FR_2510936E5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218259 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218259 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000218259 | A/A
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000218259 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000218259 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218259 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218259 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218259 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	11.20%
C000218259 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	18.80%
C000218259 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	15.50%
C000218259 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	18.90%
C000218259 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	12.90%
C000218259 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	22.70%
C000089441 | FR_118683JZ5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089441 | FR_717893H79
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089441 | FR_230614SH3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089441 | FR_709225HE9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089441 | FR_44586SBS6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089441 | FR_01728A3Z7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089441 | FR_842039FN4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089441 | FR_709225JC1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089441 | FR_524803AQ6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089441 | FR_01728LFJ6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089441 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000089441 | A/A
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000089441 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000089441 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089441 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089441 | CCC/Caa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089441 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	16.10%
C000089441 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	15.20%
C000089441 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	11.80%
C000089441 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	13.60%
C000089441 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	18.10%
C000089441 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	25.20%
C000089443 | FR_118683JZ5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089443 | FR_717893H79
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089443 | FR_230614SH3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089443 | FR_709225HE9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089443 | FR_44586SBS6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089443 | FR_01728A3Z7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089443 | FR_842039FN4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089443 | FR_709225JC1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089443 | FR_524803AQ6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089443 | FR_01728LFJ6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089443 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000089443 | A/A
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000089443 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000089443 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089443 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089443 | CCC/Caa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089443 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	16.10%
C000089443 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	15.20%
C000089443 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	11.80%
C000089443 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	13.60%
C000089443 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	18.10%
C000089443 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	25.20%
C000089444 | FR_118683JZ5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089444 | FR_717893H79
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089444 | FR_230614SH3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089444 | FR_709225HE9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089444 | FR_44586SBS6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089444 | FR_01728A3Z7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089444 | FR_842039FN4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089444 | FR_709225JC1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089444 | FR_524803AQ6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089444 | FR_01728LFJ6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089444 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000089444 | A/A
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000089444 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000089444 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089444 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089444 | CCC/Caa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089444 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	16.10%
C000089444 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	15.20%
C000089444 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	11.80%
C000089444 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	13.60%
C000089444 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	18.10%
C000089444 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	25.20%
C000092789 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092789 | FR_20775DTU6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092789 | FR_74440DBD5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092789 | FR_594698RN4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092789 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092789 | FR_60374VEX7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092789 | FR_60406UAN7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092789 | FR_452153EW5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092789 | FR_79020FAX4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092789 | FR_650116CD6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092789 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000092789 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000092789 | A/A
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000092789 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000092789 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092789 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092789 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000092789 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092789 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	33.60%
C000092789 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	36.20%
C000092789 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	16.90%
C000092789 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	11.80%
C000092789 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092789 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064979 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064979 | FR_20775DTU6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064979 | FR_74440DBD5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064979 | FR_594698RN4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064979 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064979 | FR_60374VEX7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064979 | FR_60406UAN7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064979 | FR_452153EW5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064979 | FR_79020FAX4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064979 | FR_650116CD6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064979 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000064979 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000064979 | A/A
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000064979 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000064979 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064979 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064979 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064979 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064979 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	33.60%
C000064979 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	36.20%
C000064979 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	16.90%
C000064979 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	11.80%
C000064979 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000064979 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020338 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020338 | FR_20775DTU6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020338 | FR_74440DBD5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020338 | FR_594698RN4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020338 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020338 | FR_60374VEX7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020338 | FR_60406UAN7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020338 | FR_452153EW5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020338 | FR_79020FAX4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020338 | FR_650116CD6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020338 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000020338 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000020338 | A/A
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000020338 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000020338 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020338 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000020338 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020338 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020338 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	33.60%
C000020338 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	36.20%
C000020338 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	16.90%
C000020338 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020338 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020338 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205246 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205246 | FR_20775DTU6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205246 | FR_74440DBD5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205246 | FR_594698RN4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205246 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205246 | FR_60374VEX7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205246 | FR_60406UAN7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205246 | FR_452153EW5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205246 | FR_79020FAX4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205246 | FR_650116CD6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205246 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205246 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000205246 | A/A
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000205246 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000205246 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205246 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000205246 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205246 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205246 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	33.60%
C000205246 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	36.20%
C000205246 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	16.90%
C000205246 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	11.80%
C000205246 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205246 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064980 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064980 | FR_20775DTU6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064980 | FR_74440DBD5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064980 | FR_594698RN4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064980 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064980 | FR_60374VEX7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064980 | FR_60406UAN7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064980 | FR_452153EW5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064980 | FR_79020FAX4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064980 | FR_650116CD6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064980 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000064980 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000064980 | A/A
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000064980 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000064980 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064980 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064980 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064980 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064980 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	33.60%
C000064980 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	36.20%
C000064980 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	16.90%
C000064980 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	11.80%
C000064980 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000064980 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000089517 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089517 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089517 | FR_74440DBD5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089517 | FR_59261AE94
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089517 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089517 | FR_207758UB7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089517 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089517 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089517 | FR_969073LN3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089517 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089517 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089517 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000089517 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000089517 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000089517 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089517 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000089517 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089517 | CCC/Caa
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089517 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	22.40%
C000089517 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	24.50%
C000089517 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	22.00%
C000089517 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	20.10%
C000089517 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	9.70%
C000089517 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089517 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000089514 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089514 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089514 | FR_74440DBD5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | FR_59261AE94
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089514 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089514 | FR_207758UB7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089514 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089514 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | FR_969073LN3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089514 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000089514 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000089514 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000089514 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089514 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000089514 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089514 | CCC/Caa
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089514 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	22.40%
C000089514 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	24.50%
C000089514 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	22.00%
C000089514 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	20.10%
C000089514 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	9.70%
C000089514 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089514 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000089516 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089516 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089516 | FR_74440DBD5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | FR_59261AE94
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089516 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089516 | FR_207758UB7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089516 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089516 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | FR_969073LN3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089516 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000089516 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000089516 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000089516 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089516 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000089516 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089516 | CCC/Caa
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089516 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	22.40%
C000089516 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	24.50%
C000089516 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	22.00%
C000089516 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	20.10%
C000089516 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	9.70%
C000089516 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089516 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205251 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205251 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205251 | FR_74440DBD5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | FR_59261AE94
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205251 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205251 | FR_207758UB7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205251 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205251 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | FR_969073LN3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205251 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000205251 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000205251 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000205251 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000205251 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000205251 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205251 | CCC/Caa
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205251 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	22.40%
C000205251 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	24.50%
C000205251 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	22.00%
C000205251 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	20.10%
C000205251 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	9.70%
C000205251 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205251 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000123112 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123112 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123112 | FR_74440DBD5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | FR_59261AE94
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123112 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123112 | FR_207758UB7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123112 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123112 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | FR_969073LN3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000123112 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000123112 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000123112 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000123112 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000123112 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000123112 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000123112 | CCC/Caa
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000123112 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	22.40%
C000123112 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	24.50%
C000123112 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	22.00%
C000123112 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	20.10%
C000123112 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	9.70%
C000123112 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	1.20%
C000123112 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000092790 | FR_20775DTU6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092790 | FR_303833LD7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092790 | FR_748508V96
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092790 | FR_194305AB4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092790 | FR_915260CL5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092790 | FR_59261AB48
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092790 | FR_54628CNL2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092790 | FR_235380AA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092790 | FR_57586CZW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092790 | FR_96023PNG6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092790 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000092790 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000092790 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000092790 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000092790 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092790 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000092790 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092790 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	62.90%
C000092790 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	27.60%
C000092790 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.60%
C000092790 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000092790 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020340 | FR_20775DTU6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020340 | FR_303833LD7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020340 | FR_748508V96
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020340 | FR_194305AB4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020340 | FR_915260CL5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020340 | FR_59261AB48
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020340 | FR_54628CNL2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020340 | FR_235380AA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020340 | FR_57586CZW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020340 | FR_96023PNG6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020340 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000020340 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000020340 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000020340 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000020340 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020340 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020340 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020340 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	62.90%
C000020340 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	27.60%
C000020340 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.60%
C000020340 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020340 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000220296 | FR_20775DTU6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220296 | FR_303833LD7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220296 | FR_748508V96
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220296 | FR_194305AB4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220296 | FR_915260CL5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220296 | FR_59261AB48
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220296 | FR_54628CNL2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220296 | FR_235380AA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220296 | FR_57586CZW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220296 | FR_96023PNG6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220296 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000220296 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000220296 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000220296 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220296 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220296 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000220296 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220296 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	62.90%
C000220296 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	27.60%
C000220296 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.60%
C000220296 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000220296 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064981 | FR_20775DTU6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064981 | FR_303833LD7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064981 | FR_748508V96
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064981 | FR_194305AB4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064981 | FR_915260CL5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064981 | FR_59261AB48
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064981 | FR_54628CNL2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064981 | FR_235380AA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064981 | FR_57586CZW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064981 | FR_96023PNG6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064981 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000064981 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000064981 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000064981 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000064981 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064981 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000064981 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064981 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	62.90%
C000064981 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	27.60%
C000064981 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.60%
C000064981 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000064981 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205247 | FR_20775DTU6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205247 | FR_303833LD7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205247 | FR_748508V96
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205247 | FR_194305AB4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205247 | FR_915260CL5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205247 | FR_59261AB48
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205247 | FR_54628CNL2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205247 | FR_235380AA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205247 | FR_57586CZW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205247 | FR_96023PNG6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205247 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000205247 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000205247 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000205247 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205247 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205247 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000205247 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205247 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	62.90%
C000205247 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	27.60%
C000205247 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.60%
C000205247 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205247 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020341 | FR_20775DTU6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020341 | FR_303833LD7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020341 | FR_748508V96
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020341 | FR_194305AB4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020341 | FR_915260CL5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020341 | FR_59261AB48
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020341 | FR_54628CNL2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020341 | FR_235380AA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020341 | FR_57586CZW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020341 | FR_96023PNG6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020341 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000020341 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000020341 | A/A
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000020341 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000020341 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020341 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000020341 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020341 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	62.90%
C000020341 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	27.60%
C000020341 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.60%
C000020341 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020341 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064975 | FR_97712D3P9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064975 | FR_97705MXV2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064975 | FR_97712DEV4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064975 | FR_97689RFB5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064975 | FR_038127AW6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064975 | FR_97689RED2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064975 | FR_97712JGT4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064975 | FR_841531DE3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064975 | FR_045142DL7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064975 | FR_97712DA63
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064975 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064975 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000064975 | A/A
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000064975 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000064975 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064975 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	14.10%
C000064975 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	25.50%
C000064975 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	7.80%
C000064975 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	14.40%
C000064975 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	20.20%
C000064975 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000064975 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020285 | FR_97712D3P9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020285 | FR_97705MXV2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020285 | FR_97712DEV4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020285 | FR_97689RFB5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020285 | FR_038127AW6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020285 | FR_97689RED2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020285 | FR_97712JGT4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020285 | FR_841531DE3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020285 | FR_045142DL7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020285 | FR_97712DA63
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020285 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000020285 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000020285 | A/A
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000020285 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000020285 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020285 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	14.10%
C000020285 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	25.50%
C000020285 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	7.80%
C000020285 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	14.40%
C000020285 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	20.20%
C000020285 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000020285 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.70%
C000176498 | FR_97712D3P9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176498 | FR_97705MXV2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176498 | FR_97712DEV4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176498 | FR_97689RFB5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176498 | FR_038127AW6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176498 | FR_97689RED2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176498 | FR_97712JGT4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176498 | FR_841531DE3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176498 | FR_045142DL7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176498 | FR_97712DA63
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176498 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000176498 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000176498 | A/A
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000176498 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000176498 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176498 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	14.10%
C000176498 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	25.50%
C000176498 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	7.80%
C000176498 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	14.40%
C000176498 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	20.20%
C000176498 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	16.30%
C000176498 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.70%